Segment information	12 Months Ended
Jun. 30, 2020
Segment Information [Abstract]
Segment information

20. Segment information

Segment information is presented consistently with the internal report provided by the chief operating decision maker that is the Executive Board, responsible for allocating resources, assessing the performance of the operating segments, and for making the Company's strategic decisions.

Segment information is based on information used by BrasilAgro executive board to assess the performance of the operating segments and to make decisions on the investment of funds. The Company has six segments, namely: (i) real estate, (ii) grains, (iii) sugarcane, (iv) cattle raising, (v) cotton and (vi) other. The operating assets related to these segments are located only in Brazil. The main activity of the grains segment is the production and sale of soybean and corn.

The Sugarcane segment includes the sale of the raw product.

The Real Estate segment presents the P&L from operations carried out in the Company's subsidiaries.

The cattle raising segment consists of producing and selling beef calves after weaning, which characterizes the activity as breeding and fattening of cattle.

The cotton segment is engaged primarily in the production and sale of cotton lint and seed.

The selected P&L, liabilities and assets information by segment, which were measured in accordance with the same accounting practices used in the preparation of the financial statements, are as follows:

	2020
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	487,568	14,680	233,413	13,052	192,942	32,674	807	-
Gain from sale of farm	61,420	61,420	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	160,371	-	86,373	1,373	75,861	(1,298)	(1,938)	-
Reversal of provision for agricultural products after harvest	(4,153)	-	(4,153)	-	-	-	-	-
Cost of sales	(483,813)	(4,876)	(245,805)	(13,529)	(184,811)	(32,436)	(2,356)	-
Gross profit	221,393	71,224	69,828	896	83,992	(1,060)	(3,487)	-
Operating income (expenses)
Selling expenses	(14,300)	3,731	(16,247)	(282)	(1,136)	(366)	-	-
General and administrative expenses	(43,890)	-	-	-	-	-	-	(43,890)
Other operating income	1,231	-	-	-	-	-	-	1,231
Equity pickup	(150)	-	-	-	-	-	-	(150)
Operating income (loss)	164,284	74,955	53,581	614	82,856	(1,426)	(3,487)	(42,809)
Net financial income
Financial income	375,413	146,161	11,325	886	-	-	23,053	193,988
Financial expenses	(406,168)	(133,795)	(39,362)	(3,651)	(4,828)	(1,532)	(43,175)	(179,825)
Net income (loss) before taxes	133,529	87,321	25,544	(2,151)	78,028	(2,958)	(23,609)	(28,646)
Income and social contribution taxes	(13,975)	(6,722)	(8,685)	731	(26,530)	1,006	8,027	18,198
Net income (loss) for the year	119,554	80,599	16,859	(1,420)	51,498	(1,952)	(15,582)	(10,448)
Total assets	2,044,368	1,171,762	226,733	17,224	161,706	35,905	26,678	404,360
Total liabilities	922,799	161,609	220,751	-	73,290	-	-	467,149

	2019
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	357,910	8,520	171,735	-	160,476	16,795	384	-
Gain from sale of farm	142,812	142,812	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	56,718	-	18,714	2,619	34,511	1,526	(652)	-
Reversal of provision for agricultural products after harvest	(2,040)	-	(2,040)	-	-	-	-	-
Cost of sales	(319,214)	(1,788)	(156,656)	-	(142,303)	(17,118)	(1,349)	-
Gross profit	236,186	149,544	31,753	2,619	52,684	1,203	(1,617)	-
Operating income (expenses)
Selling expenses	(10,536)	(35)	(10,885)	-	-	(201)	585	-
General and administrative expenses	(38,812)	-	-	-	-	-	-	(38,812)
Other operating income	(1,064)	-	-	-	-	-	-	(1,064)
Equity pickup	1,102	-	-	-	-	-	-	1,102
Operating income (loss)	186,876	149,509	20,868	2,619	52,684	1,002	(1,032)	(38,774)
Net financial income
Financial income	310,538	93,460	13,699	-	79,232	-	11,549	112,598
Financial expenses	(297,616)	(116,502)	(9,566)	-	(44,948)	-	-	(126,600)
Net income (loss) before taxes	199,798	126,467	25,001	2,619	86,968	1,002	10,517	(52,776)
Income and social contribution taxes	(22,719)	(7,724)	(8,500)	-	(29,569)	(341)	(3,576)	26,991
Net income (loss) for the year	177,079	118,743	16,501	2,619	57,399	661	6,941	(25,785)
Total assets	1,357,614	777,664	156,420	12,955	157,920	39,135	26,733	186,787
Total liabilities	477,081	-	85,486	-	43,482	-	-	348,113

The balance sheet accounts are mainly represented by "Trade accounts receivables", "Biological assets", "Inventories of agricultural products" and "Investment properties".

a) Information on concentration of clients

In the year ended June 30, 2020, the Company has four clients individually representing 10% or more of consolidated revenues, representing 73% of the total sales of the Company. Of these four clients, two account for 100% of the revenues from the sugarcane segment and two account for 61% of the revenues from the grains segment. There are no clients in other segments that represent 10% or more of revenue of total sales.

In the year ended June 30, 2019, the Company has four clients individually representing 10% or more of the revenues from the sugarcane or grains segments, representing 85% of the total sales of the Company. Of these four clients, two account for 100% of the revenues from the sugarcane segment and two account for 71% of the revenues from the grains segment.

b) Geographic information

Revenues and noncurrent assets, excluding financial instruments, income tax and social contribution, deferred assets and rights arising from insurance contracts of the Consolidated, are distributed as follows:

		Brazil		Paraguay
	2020	2019	2020	2019
Net income	464.998	329,071	22,570	28,839
Non-current	853,957	516,768	275,957	188,785